13. Stockholders' Equity: A Summary of Outstanding Stock Warrants and Options Is As Follows (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
A Summary of Outstanding Stock Warrants and Options Is As Follows:

A summary of outstanding stock warrants and options is as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59
Granted	250,000		$.70
Exercised	(1,779,000)		$(.64)
Cancelled	(1,784,147)		$(.36)
Outstanding – June 30, 2013	46,293,528		$.49